Note 7 - Property And Equipment	12 Months Ended
Mar. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
7.        PROPERTY AND EQUIPMENT

Property and equipment as of March 31, 2011 and 2012 consisted of the following:

	Thousands of Yen		Thousands of U.S. Dollars
	2011	2012	2012

Data communications equipment	¥5,125,075	¥5,791,067	$70,271
Office and other equipment	940,273	939,435	11,399
Leasehold improvements	2,221,641	3,002,580	36,435
Capitalized software	12,790,440	15,514,986	188,266
Assets under capital leases, primarily data communications equipment	17,294,421	20,180,641	244,881
Total	38,371,850	45,428,709	551,252
Less accumulated depreciation and amortization	(21,891,126)	(25,693,163)	(311,772)

Property and equipment—net	¥16,480,724	¥19,735,546	$239,480

Depreciation and amortization expenses for the property and equipment amounted to ¥4,924,228 thousand, ¥5,454,138 thousand and ¥6,522,033 thousand ($79,141 thousand) for the years ended March 31, 2010, 2011 and 2012, respectively.

The Company recorded losses on disposal of property and equipment of ¥639,160 thousand, ¥23,588 thousand and ¥62,368 thousand ($757 thousand) for the years ended March 31, 2010, 2011 and 2012, respectively, in “General and administrative” expenses in the Company’s consolidated statements of income.

Capitalized software included internal use software of ¥11,890,586 thousand and ¥ 13,785,469 thousand ($167,279 thousand) as of  March 31, 2011 and 2012, respectively, and software to be leased of ¥899,854 thousand and ¥1,729,517 thousand ($20,987 thousand) as of  March 31, 2011 and 2012, respectively.

The unamortized balance of software to be leased was ¥856,668 thousand and ¥1,477,896 thousand ($17,933 thousand) as of March 31, 2011 and 2012, respectively. Amortization expense of software to be leased was ¥43,186 thousand and ¥208,435 thousand ($2,529 thousand) for the years ended March 31, 2011 and 2012, respectively and was included in cost of systems integration.

The estimated aggregate amortization expense of software to be leased for each of the next five years is as follows:

Year Ending March 31	Thousands of Yen	Thousands of U.S. Dollars
2013	¥335,951	$4,077
2014	335,951	4,077
2015	335,951	4,077
2016	314,765	3,820
2017	105,516	1,280